                                                                        34-14852

                                   FORM 13-F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20549

            Report for the Calendar Year Ended December 31 19__99__
                                               -----------
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               (Please read instructions before preparing form)
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                      If amended report check here: [_]

Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
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Business Address:

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Street                                 City              State          Zip
233 BROADWAY, 41/st/ Floor             NEW YORK          NY             10279

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, PRESIDENT, 212-267-9000
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ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attach-ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 11/th/ day of
                             --------              --------
January, 2000.


                                   JOHN W. BRISTOL & CO., INC.
                                 -----------------------------------------------
                                   (Name of Institutional Investment Manager)


                                 -----------------------------------------------
                                   (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect
                            ---
to which this schedule is filed (other than the one filing this report)
(List in alphabetical order).

     13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                    13F File No.:   Name:                    13F File No.:
----------------------   -------------   ----------------------   -------------

1.
______________________   _____________   ______________________   _____________

2.
______________________   _____________   ______________________   _____________

3.
______________________   _____________   ______________________   _____________

4.
______________________   _____________   ______________________   _____________

5.
______________________   _____________   ______________________   _____________

6
______________________   _____________   ______________________   _____________

7.
______________________   _____________   ______________________   _____________
                                                                       SEC-1685

                            FORM 13F                                    12/31/99
              REPORTING MANAGER; JOHN W. BRISTOL & CO.                   PAGE 1

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     ITEM 1                 ITEM 2     ITEM 3    ITEM 4      ITEM 5          ITEM 6                ITEM 7           ITEM 8

  NAME OF ISSUER            TITLE      CUSIP     FAIR       SHARES OF   INVESTMENT DISCRETION       MANA-      VOTING AUTHORITY
                             OF        NUMBER    MARKET     PRINCIPAL                     SHARED    GERS
                            CLASS                VALUE       AMOUNT      SOLE    SHARED    OTHER            SOLE     SHARED   NONE
                                                                          (A)     (B)       (C)              (A)       (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                    COMMON     00130H105  139013472  1859712    1797377                                              1797377
AMFM INC                    COMMON     001693100   56969052   728039     703448                                               703448
AIR PRODS & CHEMS INC       COMMON     009158106   49259312  1467689    1420052                                              1420052
AMERICAN EXPRESS CO         COMMON     025816109  113340605   681748     658022                                               658022
AMERICAN INTL GROUP INC     COMMON     026874107   99366983   919001     885670                                               885670
AUTOZONE INC                COMMON     053332102   85827299  2656164    2565937                                              2565937
AVON PRODS INC              COMMON     054303102   68067582  2062654    1992658                                              1992658
BAKER HUGHES INC            COMMON     057224107   44068900  2092292    2021700                                              2021700
BECTON DICKINSON & CO       COMMON     075887109   67370580  2500996    2419670                                              2419670
BELO A H CORP DEL           COMMON     080555105   40370639  2117804    2047045                                              2047045
BLACK & DECKER CORP         COMMON     091797100   67995694  1301353    1257776                                              1257776
BOSTON SCIENTIFIC CORP      COMMON     101137107   57954509  2649349    2561734                                              2561734
BUYCO INC                   COMMON     124270109          0    25000      25000                                                25000
CF MARTIN & CO INC          COMMON     125997106          0    35000      35000                                                35000
CABLEVISION SYS CORP        COMMON     12686C109   43274184   573168     553651                                               553651
CAMPBELL SOUP CO VOTING     COMMON     134429109   14142912   365568     365568                                               365568
CARLYLE INDS INC            COMMON     143093102     104038   166461     166461                                               166461
CARNIVAL CORP               COMMON     143658102   32539227   680559     658329                                               658329
CIRCUIT CITY/CARMAX GRP     COMMON     172737306    2135594   923500     889012                                               889012
                                                  --------- --------  ---------  --------- ---------   -------- -------     --------
      COLUMN TOTALS                               98 188584 23806057   23024110                                             23024110

                            FORM 13F                                    12/31/99
              REPORTING MANAGER; JOHN W. BRISTOL & CO.                   PAGE 2

-----------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                 ITEM 2     ITEM 3    ITEM 4      ITEM 5          ITEM 6                ITEM 7           ITEM 8

  NAME OF ISSUER            TITLE      CUSIP     FAIR       SHARES OF   INVESTMENT DISCRETION       MANA-       VOTING AUTHORITY
                             OF        NUMBER    MARKET     PRINCIPAL                     SHARED    GERS
                            CLASS                VALUE       AMOUNT      SOLE    SHARED    OTHER            SOLE    SHARED   NONE
                                                                          (A)     (B)       (C)              (A)     (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
CINTAS CORP                 COMMON   172908105   46808544    881102      850975                                            850975
CITIGROUP INC               COMMON   172967101  109948286   1974380     1903198                                           1903198
CONNECTIVITY TECHNOLOGIE    COMMON   207865106       8028     28571       28571                                             28571
CORNING INC                 COMMON   219350105  185570589   1439229     1390861                                           1390861
DEVRY INC DEL               COMMON   251893103    2516400    134208      134208                                            134208
DOLLAR GEN CORP             COMMON   256669102  569554693   2503503     2419381                                           2419381
DOVER CORP                  COMMON   260003108   99813203   2199740     2118764                                           2118764
DOW CHEM CO                 COMMON   260543103   64932396    485930      469502                                            469502
E M C CORP MASS             COMMON   268648102   87449381    800452      773323                                            773323
ELECTRONIC DATA SYS NEW     COMMON   285661104   79029425   1180645     1139042                                           1139042
EQUITIES ENTERPRISES INC    COMMON   29459V106    5512500   1575000     1575000                                           1575000
FDX CORP                    COMMON   31304N107   49644047   1212679     1172136                                           1172136
FEDERAL NATL MTG ASSN       COMMON   313586109   96918048   1552241     1490495                                           1490495
FIRST UNION CORP            COMMON   337358105   19874191    603391      582848                                            582848
FLOWERS INDS INC            COMMON   343496105   52282539   3280473     3169255                                           3169255
FRANKLIN RES INC            COMMON   354613101   50624091   1578919     1525042                                           1525042
GENERAL ELEC CO             COMMON   369604103  113461617    733193      731725                                            731725
GENESIS LTD                 COMMON   371998105      20000     20000       20000                                             20000
GILLETTE CO                 COMMON   375766102   66519501   1615041     1547304                                           1547304
                                               ----------  --------    --------  ----   ------         -------    ------ --------
      COLUMN TOTALS                            1187887479  23798697    23041630                                          23041630

                            FORM 13F                                    12/31/99
              REPORTING MANAGER; JOHN W. BRISTOL & CO.                   PAGE 3

-----------------------------------------------------------------------------------------------------------------------------------
     ITEM 1                 ITEM 2     ITEM 3      ITEM 4   ITEM 5                ITEM 6             ITEM 7       ITEM 8

  NAME OF ISSUER            TITLE      CUSIP       FAIR    SHARES OF      INVESTMENT DISCRETION       MANA-   VOTING AUTHORITY
                             OF        NUMBER      MARKET  PRINCIPAL                     SHARED       GERS
                            CLASS                   VALUE   AMOUNT      SOLE    SHARED    OTHER            SOLE    SHARED   NONE
                                                                         (A)     (B)       (C)              (A)      (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
GRAINGER W W INC           COMMON    384802104  105101246  2198196     2119421                                              2119421
HERSHEY FOODS CORP         COMMON    427866108   53813242  1134403     1098413                                              1098413
HEWLETT PACKARD CO         COMMON    428236103  111131703   976982      944253                                               944253
HOME DEPOT INC             COMMON    437076102   88622188  1289050     1244400                                              1244400
INFINITY BROADCASTING CP   COMMON    45662S102   54587143  1508453     1457156                                              1457156
INTEL CORP                 COMMON    458140100  176300617  2141845     2061415                                              2061415
INTERNATIONAL BUSINESS M   COMMON    459200101  115645560  1072033     1027854                                              1027854
JOHNSON & JOHNSON          COMMON    478160104  128571981  1378788     1344366                                              1344366
JUSTISS OIL INC            COMMON    482196102     788578    17143       17143                                                17143
LEGGETT & PLATT INC        COMMON    524660107   27609849  1287923     1244730                                              1244730
MBNA CORP                  COMMON    55262L100   45550610  1671582     1616112                                              1616112
MCI WORLDCOM INC           COMMON    55268B106   42641556   803610      776240                                               776240
MACDERMID INC              COMMON    554273102   28722315   699478      674578                                               674578
MARITZ INC                 COMMON    570995100     204322    74570       74570                                                74570
MASCO CORP                 COMMON    574599106   47744636  1881562     1817514                                              1817514
MCCORMICK & CO INC         COMMON    579780206   48410093  1627230     1555364                                              1555364
MCDONALDS CORP             COMMON    580135101  110595570  2743456     2646624                                              2646624
MERCK & CO INC             COMMON    589331107   97550136  1451909     1400972                                              1400972
MOLEX INC                  COMMON    608554101   11130817   196354      190286                                               190286
                                               ---------- --------    --------   ------   ------            ----    ------ --------
      COLUMN TOTALS                            1284722161 24154567    23311411                                             23311411

           FORM 13F                                                     12/31/99
      REPORTING MANAGER:     JOHN W. BRISTOL & CO.                   PAGE      4

------------------------------------------------------------------------------------------------------------------------------------
        ITEM 1              ITEM 2     ITEM 3       ITEM 4    ITEM 5               ITEM 6            ITEM 7          ITEM 8

    NAME OF ISSUER          TITLE       CUSIP         FAIR   SHARES OR     INVESTMENT DISCRETION      MANA-     VOTING AUTHORITY
                              OF       NUMBER       MARKET   PRINCIPLE                      SHARED    GERS
                            CLASS                    VALUE    AMOUNT      SOLE    SHARED     OTHER           SOLE    SHARED   NONE
                                                                           (A)      (B)       (C)             (A)      (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
MOLEX INC CLASS A           COMMON    608554200    70882994   1566475    1517296                                             1517296
MOTOROLA INC                COMMON    620076109   127916370    868702     839682                                              839682
NESTLE S A                  COMMON    641069406      728920      8000       8000                                                8000
OFFICE DEPOT INC            COMMON    676220106    52177224   4743384    4583745                                             4583745
PRIAM CORP                  COMMON    705993103           0     13770      13770                                               13770
PHILIP MORRIS COS INC       COMMON    718154107    44849057   1949959    1948132                                             1948132
PRECISION CASTPARTS CORP    COMMON    740189105    27494486   1047409    1012215                                             1012215
PRINCETON U STORE CAP       COMMON    741998108      453700       100        100                                                 100
RESEARCH LIBRARY GROUP      COMMON    761997105      492605    492605     492605                                              492605
RIDGEPOINT RES LTD          COMMON    765990106         123     12292      12292                                               12292
ROYAL DUTCH PETE CO         COMMON    780257804     1501950     24800      24800                                               24800
SCHLUMBERGER LTD            COMMON    806857108    58668361   1045316    1010321                                             1010321
SNAP ON INC                 COMMON    833034101    31943797   1202590    1144843                                             1144843
SOLA INTL INC               COMMON    834092108     5589141    402821     383521                                              383521
SONOCO PRODS CO             COMMON    835495102    25462801   1119244    1082409                                             1082409
STEEL DYNAMICS INC          COMMON    858119100    14891028    934339     898766                                              898766
SYSCO CORP                  COMMON    871829107    94253344   2382391    2279892                                             2279892
TEVA PHARMACEUTICAL INDS    COMMON    881624209    67509696    941722     909378                                              909378
TEXAS INSTRS INC            COMMON    882508104    91777034    949827     921970                                              921970
                                                  ---------  --------   --------  ------    ------   ------  ----    ------ --------
        COLUMN TOTALS                             716592630  19705746   19083737                                            19083737

           FORM 13F                                                     12/31/99
      REPORTING MANAGER:     JOHN W. BRISTOL & CO.                   PAGE      5

------------------------------------------------------------------------------------------------------------------------------------
        ITEM 1              ITEM 2     ITEM 3       ITEM 4    ITEM 5               ITEM 6            ITEM 7          ITEM 8

    NAME OF ISSUER          TITLE       CUSIP         FAIR   SHARES OR     INVESTMENT DISCRETION      MANA-     VOTING AUTHORITY
                              OF       NUMBER       MARKET   PRINCIPLE                      SHARED    GERS
                            CLASS                    VALUE    AMOUNT      SOLE    SHARED     OTHER           SOLE    SHARED   NONE
                                                                           (A)      (B)       (C)             (A)      (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                   COMMON    885535104    51711609    1100247   1062519                                             1062519
TIME WARNER INC             COMMON    887315109    88388943    1222319   1194833                                             1194833
UNITED HEALTHCARE CORP      COMMON    910581107   102460806    1928674   1851129                                             1851129
UNITED PARCEL SERVICE IN    COMMON    911312106    17265801     250229    241640                                              241640
UNIVERSAL DISPLAY CORP      COMMON    91347P105     2134637     127441    127441                                              127441
UNUMPROVIDENT CORP          COMMON    91529Y106    66623182    2077916   2008571                                             2008571
VLASIC FOODS INTL INC       COMMON    928559103      207912      36556     36556                                               36556
WISCONSIN CENT TRANSN CO    COMMON    976592105    10314558     767595    720367                                              720367
YOUNG & RUBICAM INC         COMMON    987425105    72480757    1024463    990583                                              990583
TRANSOCEAN SEDCO FOREX      COMMON    G90078109     6827479     202671    195883                                              195883
                                                 ----------  ---------  --------  ------    ------   ------  ----    ------ --------
       COLUMN TOTALS                              418415685    8738111   8429522                                             8429522
                                                 ----------  ---------  --------  ------    ------   ------  ----    ------ --------
       REPORT TOTALS                             4599418538  100203178  96890410                                            96890410
                                                 ==========  =========  ========  ======    ======   ======  ====    ====== ========